Cash, Cash Equivalents and Short-term Investments	6 Months Ended
Jun. 30, 2017
Cash, Cash Equivalents and Short-term Investments
Cash, Cash Equivalents and Short-term Investments

3. Cash, Cash Equivalents and Short-term Investments

        Cash, cash equivalents and short-term investments consist of the following:

	As of
	December 31, 2016	June 30, 2017
	(In thousands)
Cash and cash equivalents:
Cash	$364,766	$224,080
Short-term investments:
Bank time deposits	31,188	385,105

Total cash, cash equivalents and short-term investments	$395,954	$609,185

        The carrying amounts of cash, cash equivalents and short-term investments approximate fair value. Interest income was $3.2 million and $5.3 million for the six months ended June 30, 2016 and 2017, respectively. The maturity dates for the time deposits were within one year.